UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09471

Nuveen Maryland Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund (NFM)
	February 28, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 5.1% (3.4% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$ 540	5.000%, 9/01/16 – SYNCORA GTY Insured	No Opt. Call	Baa3	$ 537,430
2,115	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	1,705,430
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	266,845
	5.875%, 9/01/39
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	409,637
	Center, Series 2006A, 5.000%, 12/01/31
3,615	Total Consumer Discretionary			2,919,342
	Consumer Staples – 3.7% (2.5% of Total Investments)
1,035	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series	6/17 at 100.00	N/R	916,275
	2007A, 5.250%, 6/01/32
1,335	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	1,216,452
	Series 2002, 5.375%, 5/15/33
2,370	Total Consumer Staples			2,132,727
	Education and Civic Organizations – 10.7% (7.1% of Total Investments)
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	606,377
	Series 2004, 5.250%, 4/01/34
125	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	111,053
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
1,500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/11 at 100.00	BBB–	1,420,725
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	468,615
	Series 2004, 5.125%, 7/01/34
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	No Opt. Call	AA	607,762
	University, Series 2004, Trust 1003, 13.315%, 1/01/13 (IF)
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	493,262
	College of Art, Series 2007, 5.000%, 6/01/36
475	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	442,914
	High School, Series 2005A, 6.000%, 5/01/35
615	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	Aa3	650,565
	Center Project, Series 2005A, 5.000%, 5/01/20
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
	Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
195	5.375%, 2/01/19	8/11 at 100.00	BBB–	192,336
410	5.375%, 2/01/29	8/11 at 100.00	BBB–	353,010
900	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	730,296
	4.500%, 11/01/36
6,515	Total Education and Civic Organizations			6,076,915
	Health Care – 34.8% (23.2% of Total Investments)
225	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A	212,938
	Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39
1,325	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	A	1,241,777
	Maryland Medical System, Series 2006, 5.000%, 7/01/36
330	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	310,190
	Health System, Series 2010, 5.000%, 7/01/40
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/11 at 100.00	AA+	1,000,120
	Medical Center, Series 1998, 5.125%, 7/01/28 – AGM Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/11 at 100.00	A3	977,260
	Hospital, Series 1998, 5.000%, 7/01/28
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	A3	1,011,120
	General Hospital, Series 2002, 6.000%, 7/01/26
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital	7/16 at 100.00	A3	360,816
	Center, Series 2006, 5.000%, 7/01/40
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R	582,188
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	615,265
	Hospital, Series 2007A, 5.000%, 7/01/29
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	442,590
	Hospital, Series 2002, 5.125%, 7/01/35
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A	611,579
	Medical Center, Series 2001, 5.000%, 7/01/34
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/11 at 100.00	Aa3	1,252,713
	Hospital, Series 2001, 5.000%, 5/15/21
2,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	7/11 at 100.00	A+	2,240,353
	System, Series 1998A, 5.375%, 7/01/15
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	906,910
	Institute, Series 2003, 5.500%, 7/01/33
485	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA+	491,940
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	707,133
	Series 2004, 5.375%, 8/15/24
1,360	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	1,305,981
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
415	5.000%, 7/01/37	7/17 at 100.00	BBB	337,847
270	5.500%, 7/01/42	7/17 at 100.00	BBB	232,751
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	BBB	925,260
	Center, Series 2001, 5.625%, 7/01/31
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	652,400
	Medical Center, Series 2006, 5.000%, 7/01/36
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	5/20 at 100.00	Aa3	740,858
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/15 at 100.00	A3	935,830
	Cecil County, Series 2005, 5.000%, 7/01/35
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
980	5.750%, 1/01/38	1/18 at 100.00	BBB–	912,929
350	6.000%, 1/01/43	1/18 at 100.00	BBB–	332,850
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	7/11 at 100.00	B3	472,780
	5.300%, 7/01/24 (5)
21,100	Total Health Care			19,814,378
	Housing/Multifamily – 13.7% (9.1% of Total Investments)
1,000	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/11 at 100.00	Aaa	985,790
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,
	University of Maryland – Baltimore, Series 2003A:
50	5.000%, 10/01/15	10/13 at 100.00	B3	43,073
210	5.625%, 10/01/23	10/13 at 100.00	B3	154,165
1,800	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	7/11 at 101.00	N/R	1,495,764
	University Village, Series 2001, 6.000%, 7/01/33 – ACA Insured
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	Baa2	412,305
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
750	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily	7/11 at 100.00	Aaa	735,240
	Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/11 at 100.00	Aaa	2,001,080
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/11 at 100.00	Aaa	1,970,760
	Bonds, Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)
8,285	Total Housing/Multifamily			7,798,177
	Housing/Single Family – 10.1% (6.7% of Total Investments)
985	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	994,988
	Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
375	Maryland Community Development Administration Department of Housing and Community	3/20 at 100.00	Aa2	373,463
	Development, Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	578,652
300	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	291,306
1,200	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	AA	1,164,168
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	AA	771,602
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2007:
250	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	243,692
500	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	449,156
970	Maryland Community Development Administration, Department of Housing and Community	9/14 at 100.00	AA	885,610
	Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36 (Alternative Minimum
	Tax) (UB)
5,995	Total Housing/Single Family			5,752,637
	Industrials – 3.8% (2.5% of Total Investments)
810	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	731,511
	Facilities Project, Series 2010A, 5.750%, 6/01/35
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	412,821
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	7/11 at 100.00	BBB	1,004,440
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
2,220	Total Industrials			2,148,772
	Long-Term Care – 6.7% (4.5% of Total Investments)
850	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	726,155
295	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	N/R	298,602
	Series 2009B, 6.000%, 1/01/23
1,585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown	1/21 at 100.00	N/R	1,582,210
	Community Issue, Series 2010, 6.125%, 1/01/30
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	250,029
	2006A, 5.400%, 1/01/31
720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm	1/17 at 100.00	N/R	563,083
	Presbyterian Community, Series 2007A, 5.250%, 1/01/27
440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	392,634
	Retirement Community, Series 2007, 4.750%, 7/01/34
4,190	Total Long-Term Care			3,812,713
	Tax Obligation/General – 7.6% (5.1% of Total Investments)
565	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	617,980
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	343,302
600	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	678,300
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AAA	1,094,230
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,360	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,576,430
	2006A, 5.000%, 5/01/16
3,825	Total Tax Obligation/General			4,310,242
	Tax Obligation/Limited – 21.9% (14.6% of Total Investments)
150	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	138,494
	Project, Series 2010, 6.100%, 7/01/40
250	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	253,548
	Project, Series 2002, 5.000%, 7/01/12
850	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,	7/20 at 100.00	A–	815,346
	Series 2010A, 5.000%, 7/01/30
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	300,363
	5.750%, 7/01/34
1,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	1,754,100
	5.500%, 2/01/16
370	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	393,125
	Parking Garage, Series 2002A, 5.000%, 9/15/13
740	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series	6/13 at 100.00	AA+	797,624
	2003A, 5.000%, 6/30/14 – NPFG Insured
895	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	756,141
	2005, 5.200%, 7/01/34
450	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	366,156
	2005, 5.250%, 7/01/35
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	932,470
	7/01/31 – AMBAC Insured
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,899,085
	2010C, 5.250%, 8/01/41
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A2	727,209
	5.500%, 7/01/19 – NPFG Insured
1,290	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	4/11 at 101.00	BBB+	1,305,080
	6.375%, 10/01/19
12,855	Total Tax Obligation/Limited			12,438,741
	Transportation – 4.4% (3.0% of Total Investments)
650	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	7/11 at 100.00	N/R	600,360
	Johns Hopkins Hospital, Series 2001, 5.000%, 7/01/27 – AMBAC Insured
1,785	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2007,	7/17 at 100.00	AA+	1,845,101
	5.000%, 7/01/30 – AGM Insured (UB)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/11 at 100.00	Baa1	19,523
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/11 at 100.00	Baa1	66,547
2,525	Total Transportation			2,531,531
	U.S. Guaranteed – 21.9% (14.6% of Total Investments) (4)
3,500	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue,	6/11 at 101.00	AAA	3,577,630
	5.000%, 6/01/27 (Pre-refunded 6/01/11)
1,015	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (4)	1,112,136
	FGIC Insured (ETM)
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AAA	1,495,763
	Headquarters Building, Series 2002, 5.375%, 6/01/19 (Pre-refunded 6/01/12)
980	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of	7/11 at 100.00	N/R (4)	995,386
	Maryland – College Park, Series 2001, 5.000%, 7/01/19 (Pre-refunded 7/01/11) – AMBAC Insured
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington	4/11 at 101.00	N/R (4)	507,845
	Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (4)	655,785
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1 (4)	633,013
	College of Art, Series 2001, 5.500%, 6/01/32 (Pre-refunded 6/01/11)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/11 at 100.00	A (4)	2,033,940
	Maryland Medical System, Series 2001, 5.250%, 7/01/28 (Pre-refunded 7/01/11)
565	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	649,151
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
700	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	803,866
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)
11,875	Total U.S. Guaranteed			12,464,515
	Utilities – 3.4% (2.2% of Total Investments)
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	3/11 at 100.00	N/R	999,860
	7.400%, 9/01/19 (Alternative Minimum Tax)
1,040	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	A3	907,115
2,040	Total Utilities			1,906,975
	Water and Sewer – 2.2% (1.5% of Total Investments)
285	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	289,312
	AMBAC Insured
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	542,441
	AMBAC Insured
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	407,480
	2005A, 5.000%, 9/01/15
1,180	Total Water and Sewer			1,239,233
$ 88,590	Total Investments (cost $87,763,445) – 150.0%			85,346,898
	Floating Rate Obligations – (7.0)%			(3,973,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (46.6)% (6)			(26,485,000)
	Other Assets Less Liabilities – 3.6%			1,994,295
	Net Assets Applicable to Common Shares – 100%			$ 56,883,193

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$84,874,118	$472,780	$85,346,898

Level 3
Municipal Bonds
Balance at the beginning of period	$484,610
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(12,556)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	726
Transfers into	—
Transfers out of	—
Balance at the end of period	$472,780
During the period ended February 28, 2011, the Fund recognized no significant transfers to/from Level 1,
Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2011, the cost of investments was $84,066,084.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2011, were as follows:

Gross unrealized:
Appreciation	$ 1,685,053
Depreciation	(4,377,889)
Net unrealized appreciation (depreciation) of investments	$(2,692,836)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 29, 2011